Annual Fund Operating Expenses - US Equity Dividend Select ETF - US Equity Dividend Select ETF	Aug. 02, 2021
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%